LEASE (Schedule of Supplemental Cash Flow Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$ (19,061)	$ (15,376)
Weighted average remaining operating lease	6 years 6 months 25 days	7 years 9 months 14 days
Weighted average discount rate operating lease	4.10%	4.80%